SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Dec. 30, 2018
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES

)	Selling, general and administrative expenses:

	2018	2017

Selling expenses	$108,363	$118,560
Administrative expenses	135,735	141,325
Distribution expenses	124,448	117,438
	$368,546	$377,323

(b)	Employee benefit expenses:

	2018	2017

Salaries, wages and other short-term employee benefits	$541,769	$504,366
Share-based payments	19,974	16,065
Post-employment benefits	31,922	30,376
	$593,665	$550,807

16. SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (continued):

(c)	Lease expenses:
During the year ended December 30, 2018 an amount of $35.8 million (including operating costs and short term leases) was recognized in the consolidated statement of earnings and comprehensive income relating to operating leases (2017 - $35.7 million).

As at December 30, 2018, the future minimum lease payments under non-cancellable leases were as follows:

Within 1 year	$21,795
Between 1 and 5 years	51,723
More than 5 years	39,769
$113,287

(d)	Government assistance:
During the year ended December 30, 2018 an amount of $10.1 million was recognized in the consolidated statement of earnings and comprehensive income relating to government assistance for yarn production (2017 - $10.2 million).